PRIVATE PLACEMENT (Details) - USD ($)		8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 07, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Number of shares issued upon warrants exercised			522,009	522,009	478,828
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Subsidiary, Sale of Stock [Line Items]
Number of shares issued upon warrants exercised	7,520,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 7,520,000	$ 7,520,000	$ 0	$ 7,520,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50